Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of Post-Employee Benefits	Employee benefits include post-employment benefits and short-term benefits.
	For the Year ended December 31
	2024	2023
	USD thousands	USD thousands
Short-term benefits	331	549

Post-employment benefit liabilities	140	141

Schedule of Defined Contribution Plan in Respect of its Employees

The Company has a defined contribution plan in respect of the Company’s liability in respect of its employees who are subject to Section 14 of the Severance Pay Law – 1963.

	For the Year ended December 31
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Amount recognized as expense in respect of defined contribution plan	322	401	390